CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows - operating activities
Net loss	$ (16,318)	$ (5,897)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,553	168
Non-cash lease expense	888	511
Non-cash interest expense	51	0
Share-based compensation expense	812	1,428
Loss on sale of assets	194	0
Deferred income tax benefit	(755)	0
Equity in net loss of affiliate	55	0
Changes in assets and liabilities:
Inventory	(158)	(195)
Prepaid expenses and other current assets	(284)	(1,667)
Trade receivables	(201)	(78)
Other non-current assets	(284)	(125)
Account payables and accrued expenses	(745)	3,918
Net cash used in operating activities	(14,192)	(1,937)
Cash flows - investing activities
Purchases of property, plant, and equipment	(14,636)	(15,434)
Payment for acquisition, net of cash acquired	0	(14,213)
Net cash used in investing activities	(14,636)	(29,647)
Cash flows - financing activities
Net proceeds from issuance of common stock	0	29,158
Proceeds from issuance of convertible debt	10,000	0
Proceeds from sale of property, plant and equipment for failed sale-leaseback	8,080	0
Net cash provided by financing activities	18,080	29,158
Net decrease in cash and cash equivalents	(10,748)	(2,426)
Cash and cash equivalents at beginning of period	16,146	113,353
Effect of exchange rate changes on cash and cash equivalents	60	0
Cash and cash equivalents at end of period	$ 5,458	$ 110,927